UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22524

Precidian ETFs Trust

(Exact name of registrant as specified in charter)

350 Main Street

Suite 9

Bedminster, New Jersey 07921

(Address of principal executive offices) (Zip code)

Mark Criscitello

Precidian Funds LLC

350 Main Street

Suite 9

Bedminster, NJ 07921

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks – 99.3%
Air Freight & Logistics – 0.5%
Yamato Holdings Co., Ltd.(a)	16,800	$325,265

Airlines – 0.1%
ANA Holdings, Inc.	14,000	37,990

Auto Components – 2.6%
Bridgestone Corp.(a)	16,800	621,498
Denso Corp.	16,100	801,942
Sumitomo Electric Industries Ltd.	16,100	249,554
Yokohama Rubber Co., Ltd./The	7,000	140,589
		1,813,583
Automobiles – 5.3%
Fuji Heavy Industries Ltd.	16,100	593,037
Honda Motor Co., Ltd.	32,900	1,064,945
Isuzu Motors Ltd.	8,400	110,332
Mazda Motor Corp.	3,500	68,579
Mitsubishi Motors Corp.	1,400	11,920
Nissan Motor Co., Ltd.	16,800	175,021
Suzuki Motor Corp.	16,100	543,968
Toyota Motor Corp.	16,100	1,079,122
		3,646,924
Banks – 1.3%
Aozora Bank Ltd.	21,000	79,274
Bank of Yokohama Ltd./The	21,000	128,795
Chiba Bank Ltd./The	14,000	106,729
Fukuoka Financial Group, Inc.	21,000	108,959
Mitsubishi UFJ Financial Group, Inc.	15,400	110,707
Mizuho Financial Group, Inc.	16,800	36,377
Resona Holdings, Inc.	2,100	11,471
Shinsei Bank Ltd.	14,000	28,255
Shizuoka Bank Ltd./The	14,000	146,309
Sumitomo Mitsui Financial Group, Inc.	2,100	93,671
Sumitomo Mitsui Trust Holdings, Inc.	14,000	64,129
		914,676
Beverages – 1.3%
Asahi Group Holdings Ltd.	16,100	512,066
Kirin Holdings Co., Ltd.	14,000	192,867
Sapporo Holdings Ltd.	21,000	78,073
Takara Holdings, Inc.	17,500	136,986
		919,992
Building Products – 2.5%
Asahi Glass Co., Ltd.(a)	14,000	84,079
Daikin Industries Ltd.(a)	16,100	1,158,842
Nippon Sheet Glass Co., Ltd.*	14,000	14,871
Nitto Boseki Co., Ltd.	14,000	61,772
TOTO Ltd.(a)	21,000	378,527
		1,698,091
Capital Markets – 0.6%
Daiwa Securities Group, Inc.	21,000	157,382
Matsui Securities Co., Ltd.(a)	16,800	147,567
Nomura Holdings, Inc.	16,100	109,267
		414,216
Chemicals – 5.9%
Asahi Kasei Corp.	14,000	115,022
Denki Kagaku Kogyo KK	14,000	62,230
Kuraray Co., Ltd.	15,400	188,371
Mitsubishi Chemical Holdings Corp.	4,900	30,849
Mitsui Chemicals, Inc.	14,000	52,049
Nippon Kayaku Co., Ltd.	14,000	150,999
Nippon Soda Co., Ltd.	21,000	135,041
Nissan Chemical Industries Ltd.(a)	16,100	355,585
Nitto Denko Corp.	16,100	1,323,414
Shin-Etsu Chemical Co., Ltd.	16,100	999,664
Showa Denko KK	14,000	18,532
Sumitomo Chemical Co., Ltd.	14,000	84,193
Teijin Ltd.	14,000	54,337
Tokai Carbon Co., Ltd.	14,000	43,927
Tokuyama Corp.*	21,000	40,495
Toray Industries, Inc.	21,000	177,681
Tosoh Corp.	21,000	130,580
Toyobo Co., Ltd.	21,000	33,460
Ube Industries Ltd.	14,000	26,425
		4,022,854
Commercial Services & Supplies – 2.0%
Dai Nippon Printing Co., Ltd.	14,000	144,650
Secom Co., Ltd.	16,100	1,045,181
Toppan Printing Co., Ltd.	21,000	175,708
		1,365,539

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks (continued)
Construction & Engineering – 1.7%
Chiyoda Corp.(a)	21,000	$186,003
COMSYS Holdings Corp.	16,800	250,109
JGC Corp.	19,000	358,933
Kajima Corp.	14,000	65,776
Obayashi Corp.	14,000	102,153
Shimizu Corp.	14,000	117,939
Taisei Corp.	21,000	120,628
		1,201,541
Construction Materials – 0.1%
Sumitomo Osaka Cement Co., Ltd.	14,000	51,820
Taiheiyo Cement Corp.	14,000	40,953
		92,773
Consumer Finance – 0.5%
Credit Saison Co., Ltd.	16,100	345,193

Containers & Packaging – 0.3%
Toyo Seikan Group Holdings Ltd.	14,700	235,661

Diversified Telecommunication Services – 0.1%
Nippon Telegraph & Telephone Corp.	2,800	101,432

Electric Utilities – 0.1%
Chubu Electric Power Co., Inc.	700	10,435
Kansai Electric Power Co., Inc./The*	1,400	15,506
Tokyo Electric Power Co., Inc.*	2,100	11,445
		37,386
Electrical Equipment – 0.9%
Fuji Electric Co., Ltd.	21,000	90,428
Fujikura Ltd.(a)	21,000	117,539
Furukawa Electric Co., Ltd.	14,000	24,938
GS Yuasa Corp.(a)	21,000	82,534
Mitsubishi Electric Corp.	21,000	271,455
		586,894
Electronic Equipment, Instruments & Components – 6.6%
Alps Electric Co., Ltd.(a)	16,100	496,609
Citizen Holdings Co., Ltd.	16,800	117,230
Hitachi Ltd.	14,000	92,292
Kyocera Corp.	32,200	1,674,132
Mitsumi Electric Co., Ltd.	16,800	113,935
Nippon Electric Glass Co., Ltd.	21,000	106,386
Oki Electric Industry Co., Ltd.	21,000	44,099
Taiyo Yuden Co., Ltd.	16,100	226,006
TDK Corp.	16,100	1,232,643
Yaskawa Electric Corp.(a)	16,800	215,242
Yokogawa Electric Corp.	15,400	198,060
		4,516,634
Food & Staples Retailing – 1.6%
Aeon Co., Ltd.	16,100	228,572
Seven & i Holdings Co., Ltd.	16,800	722,049
UNY Group Holdings Co., Ltd.(a)	19,600	125,398
		1,076,019
Food Products – 2.5%
Ajinomoto Co., Inc.	14,000	303,313
Kikkoman Corp.(a)	14,000	437,554
Maruha Nichiro Corp.	2,100	33,958
MEIJI Holdings Co., Ltd.	1,400	180,741
NH Foods Ltd.	14,000	319,614
Nichirei Corp.(a)	21,000	144,993
Nippon Suisan Kaisha Ltd.	16,800	48,045
Nisshin Seifun Group, Inc.	17,800	236,781
		1,704,999
Gas Utilities – 0.2%
Osaka Gas Co., Ltd.	14,000	55,286
Tokyo Gas Co., Ltd.	14,000	74,356
		129,642
Health Care Equipment & Supplies – 2.0%
Olympus Corp.	16,800	580,659
Terumo Corp.(a)	32,200	772,737
		1,353,396
Hotels, Restaurants & Leisure – 0.1%
Tokyo Dome Corp.	21,000	87,339

Household Durables – 2.2%
Casio Computer Co., Ltd.	16,800	331,649
Nikon Corp.(a)	16,800	194,377
Panasonic Corp.	16,100	221,205
Pioneer Corp.*	17,500	31,887
Sekisui House Ltd.	16,800	266,856
Sharp Corp.*(a)	21,000	25,567

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks (continued)
Sony Corp.*	16,100	$455,367
		1,526,908
Industrial Conglomerates – 0.3%
Nisshinbo Holdings, Inc.	14,000	156,604
Toshiba Corp.	21,000	72,239
		228,843
Insurance – 1.2%
Dai-ichi Life Insurance Co., Ltd./The	2,100	41,293
MS&AD Insurance Group Holdings, Inc.	4,900	152,663
Sompo Japan Nipponkoa Holdings, Inc.	4,200	154,139
Sony Financial Holdings, Inc.	3,500	61,372
T&D Holdings, Inc.	3,500	52,192
Tokio Marine Holdings, Inc.	8,400	349,631
		811,290
Internet Software & Services – 0.0%†
Yahoo Japan Corp.	3,500	14,128

IT Services – 1.1%
Fujitsu Ltd.	14,000	78,291
NTT Data Corp.	16,100	703,803
		782,094
Leisure Products – 0.5%
Yamaha Corp.	16,100	324,934

Machinery – 9.6%
Amada Holdings Co., Ltd.	14,000	148,025
Ebara Corp.	21,000	101,753
FANUC Corp.	16,100	3,299,326
Furukawa Co., Ltd.	21,000	37,406
Hino Motors Ltd.	16,800	207,829
Hitachi Construction Machinery Co., Ltd.	15,400	269,785
Hitachi Zosen Corp.	3,500	19,961
IHI Corp.	21,000	97,806
Japan Steel Works Ltd./The	14,000	57,883
JTEKT Corp.	16,100	304,938
Kawasaki Heavy Industries Ltd.	21,000	97,978
Komatsu Ltd.	15,400	309,170
Kubota Corp.	14,000	222,094
Meidensha Corp.	14,000	52,621
Minebea Co., Ltd.	14,000	231,188
Mitsubishi Heavy Industries Ltd.	21,000	127,783
Mitsui Engineering & Shipbuilding Co., Ltd.	21,000	36,377
NGK Insulators Ltd.	14,000	360,910
NSK Ltd.	14,000	216,317
NTN Corp.(a)	21,000	132,124
OKUMA Corp.(a)	14,000	158,206
Sumitomo Heavy Industries Ltd.	14,000	81,677
		6,571,157
Marine – 0.2%
Kawasaki Kisen Kaisha Ltd.	14,000	33,060
Mitsui OSK Lines Ltd.	14,000	44,842
Nippon Yusen KK	21,000	58,512
		136,414
Media – 1.3%
Dentsu, Inc.	16,100	834,040
SKY Perfect JSAT Holdings, Inc.	1,400	7,516
Toho Co., Ltd.	2,100	52,249
		893,805
Metals & Mining – 1.1%
Dowa Holdings Co., Ltd.	14,000	132,238
JFE Holdings, Inc.	2,100	46,612
Kobe Steel Ltd.	21,000	35,348
Mitsubishi Materials Corp.	14,000	53,765
Mitsui Mining & Smelting Co., Ltd.	14,000	37,864
Nippon Light Metal Holdings Co., Ltd.	13,300	22,930
Nippon Steel & Sumitomo Metal Corp.	21,000	54,463
Nisshin Steel Co., Ltd.	700	8,688
Pacific Metals Co., Ltd.*	21,000	63,831
Sumitomo Metal Mining Co., Ltd.	14,000	213,172
Toho Zinc Co., Ltd.	21,000	65,719
		734,630
Multiline Retail – 1.2%
Isetan Mitsukoshi Holdings Ltd.	16,100	287,836
J Front Retailing Co., Ltd.	7,000	131,781
Marui Group Co., Ltd.	16,800	227,047
Takashimaya Co., Ltd.	21,000	190,465
		837,129
Oil, Gas & Consumable Fuels – 0.4%
Inpex Corp.	5,600	63,671
JX Holdings, Inc.	12,600	54,380

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks (continued)
Showa Shell Sekiyu KK(a)	16,800	$146,881
		264,932
Paper & Forest Products – 0.2%
Hokuetsu Kishu Paper Co., Ltd.	13,300	73,463
Nippon Paper Industries Co., Ltd.	1,400	24,549
Oji Holdings Corp.	14,000	60,857
		158,869
Personal Products – 1.7%
Kao Corp.	16,800	781,488
Shiseido Co., Ltd.	16,800	381,341
		1,162,829
Pharmaceuticals – 7.2%
Astellas Pharma, Inc.	83,300	1,188,055
Chugai Pharmaceutical Co., Ltd.	16,100	555,808
Daiichi Sankyo Co., Ltd.	16,800	310,783
Eisai Co., Ltd.	16,800	1,127,825
Kyowa Hakko Kirin Co., Ltd.(a)	14,000	183,143
Shionogi & Co., Ltd.	16,800	651,354
Sumitomo Dainippon Pharma Co., Ltd.(a)	16,800	185,180
Takeda Pharmaceutical Co., Ltd.	16,100	777,604
		4,979,752
Real Estate Management & Development – 3.0%
Daiwa House Industry Co., Ltd.	16,800	391,636
Heiwa Real Estate Co., Ltd.	3,500	48,045
Mitsubishi Estate Co., Ltd.	14,000	301,598
Mitsui Fudosan Co., Ltd.	21,000	588,038
Sumitomo Realty & Development Co., Ltd.	14,000	491,147
Tokyo Tatemono Co., Ltd.	7,000	97,234
Tokyu Fudosan Holdings Corp.	16,100	124,185
		2,041,883
Road & Rail – 2.0%
Central Japan Railway Co.	2,100	379,299
East Japan Railway Co.	1,400	125,947
Keio Corp.	14,000	100,208
Keisei Electric Railway Co., Ltd.	14,000	166,556
Nippon Express Co., Ltd.	14,000	68,865
Odakyu Electric Railway Co., Ltd.	21,000	196,127
Tobu Railway Co., Ltd.	14,000	60,171
Tokyu Corp.	21,000	140,704
West Japan Railway Co.	2,100	134,440
		1,372,317
Semiconductors & Semiconductor Equipment – 2.1%
Advantest Corp.(a)	31,500	327,908
SCREEN Holdings Co., Ltd.	14,000	88,197
Sumco Corp.	1,400	17,536
Tokyo Electron Ltd.(a)	16,100	1,019,134
		1,452,775
Software – 1.2%
Konami Corp.	14,700	273,377
Trend Micro, Inc.	16,100	551,203
		824,580
Specialty Retail – 10.6%
Fast Retailing Co., Ltd.	16,100	7,309,033

Technology Hardware, Storage & Peripherals – 2.6%
Canon, Inc.(a)	23,800	774,470
FUJIFILM Holdings Corp.	16,800	600,358
Konica Minolta, Inc.	17,500	204,334
NEC Corp.	21,000	63,660
Ricoh Co., Ltd.	14,000	145,279
		1,788,101
Textiles, Apparel & Luxury Goods – 0.0%†
Unitika Ltd.*	21,000	9,952

Tobacco – 0.8%
Japan Tobacco, Inc.	16,100	573,633

Trading Companies & Distributors – 2.1%
ITOCHU Corp.	16,100	212,720
Marubeni Corp.	14,000	80,338
Mitsubishi Corp.	14,700	323,344
Mitsui & Co., Ltd.	16,800	228,214
Sojitz Corp.	1,400	3,397
Sumitomo Corp.	15,400	179,185
Toyota Tsusho Corp.	16,100	432,149
		1,459,347
Transportation Infrastructure – 0.3%
Mitsubishi Logistics Corp.	14,000	183,944

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services – 7.6%
KDDI Corp.(a)	96,600	$2,331,629
NTT DoCoMo, Inc.	2,100	40,221
SoftBank Corp.	49,000	2,886,309
		5,258,159
Total Common Stocks
(Cost $67,775,640)		68,329,477

	Principal Amount
Repurchase Agreements – 9.2%(b)
HSBC Securities, Inc., 0.10%, dated 06/30/15, due 07/01/15, repurchase price $5,000,014, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 6.13%, maturing 08/15/15 - 11/15/44; total market value $5,100,016	$5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.11%, dated 06/30/15, due 07/01/15, repurchase price $1,319,612, collateralized by various U.S. Treasury Securities, ranging from 2.13% - 5.38%, maturing 09/30/21 - 02/15/31; total market value $1,346,000	1,319,608	1,319,608
Total Repurchase Agreements (Cost $6,319,608)		6,319,608
Total Investment Securities
(Cost $74,095,248) — 108.5%		74,649,085
Liabilities in excess of other assets — (8.5%)		(5,875,314)
Net Assets — 100.0%		$68,773,771

*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	All or portion of this security was on loan at June 30, 2015. The total value of securities on loan was $5,999,163, which was collateralized by repurchase agreements with a value of $6,319,608.
(b)	The security was purchased with cash collateral held from securities on loan at June 30, 2015. The total value of securities purchased was $6,319,608.

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,470,956
Aggregate gross unrealized depreciation	(5,925,758)
Net unrealized appreciation	$545,198
Federal income tax cost of investments	$74,103,887

Futures Contracts Purchased

MAXIS® Nikkei 225 Index Fund had the following open long futures contracts as of June 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

SGX Nikkei 225 Futures Contracts	5	09/10/15	$414,471	$(4,412)

Cash collateral in the amount of $17,248 was pledged to cover margin requirements for open futures contracts as of June 30, 2015.

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2015 (Unaudited)

Forward Foreign Currency Contracts

MAXIS® Nikkei 225 Index Fund had the following outstanding contracts as of June 30, 2015:

Buy Contracts*

Buy Contracts	Counterparty	Settlement Date	Units of Currency	Value	Unrealized Appreciation
Japanese Yen	Morgan Stanley & Co., Inc.	09/16/15	4,680,475	$38,283	$338

* Fund buys Japanese Yen, sells U.S. Dollar

See accompanying notes to the schedule of investments.

Precidian ETFs Trust MAXIS® Nikkei 225 Index Fund
Notes to Quarterly Schedule of Investments
June 30, 2015 (Unaudited)

1.  Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust currently consists of one diversified investment portfolio, the MAXIS® Nikkei 225 Index Fund (the “Fund”). The Fund is managed by Precidian Funds LLC (“Advisor”). Northern Trust Investments, Inc. (“NTI”) acts as sub-advisor (“Sub-Advisor”) to the Fund.

The Fund had no operations from May 12, 2011 (initial seeding date) until July 8, 2011 (commencement of operations) other than matters relating to its organization and sale and issuance of 6,666 shares of beneficial interest in the Fund to the Fund’s Advisor at the net asset value (“NAV”) of $15.00 per share.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nikkei 225 Index (“Underlying Index”) created by Nikkei Inc. (the “Index Provider”). The Underlying Index measures the performance of 225 highly liquid stocks traded on the large cap or “first” section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share.

There can be no assurance that the Fund’s investment objective will be achieved.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its Schedule of Investments. The Fund is an investment company and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing source. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees (the “Board”). The Fund may use fair value pricing in a variety of circumstances, including, but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when an investor will not be able to purchase or sell shares of the Fund. Investments in other open-end investment companies are valued at their NAV.

Precidian ETFs Trust MAXIS® Nikkei 225 Index Fund
Notes to Quarterly Schedule of Investments (continued)
June 30, 2015 (Unaudited)

Forward foreign currency contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service and are typically classified as Level 2 in the fair value hierarchy described below. Exchange traded financial futures are manually valued at the settlement price as established by the exchange on which they are traded, and are typically categorized as Level 1 in the fair value hierarchy described below. If there was no sale on that day, the contract is valued at fair value pursuant to the Trust’s valuation policies and procedures.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2015, for the Fund based upon the three levels defined above:

Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Total
Common Stocks	Futures Contracts	Repurchase Agreements	Forward Foreign Currency Contracts	Investment Securities	Other Financial Instruments including Futures Contracts and Forward Foreign Currency Contracts
$68,329,477	$(4,412)	$6,319,608	$338	$74,649,085	$(4,074)

For the period ended June 30, 2015, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no transfers between Level 1 and Level 2 for the period ending June 30, 2015.

Foreign Currency Transactions

The books and records of the Fund are maintained in U.S. Dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon foreign exchange rates prevailing at the date of valuation. Purchases and sales of investment securities and income are translated on the respective dates of such transactions.

Precidian ETFs Trust MAXIS® Nikkei 225 Index Fund
Notes to Quarterly Schedule of Investments (continued)
June 30, 2015 (Unaudited)

Since the values of investment securities are presented at the foreign exchange rates prevailing at the date of valuation, it is not practical to isolate that portion of results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investment.

Net realized foreign exchange gains and losses arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities at the end of the fiscal period, resulting in changes in exchange rates.

Securities Lending

The Fund may lend portfolio securities constituting up to 331/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times, maintains with the Fund’s collateral account, cash, U.S. government securities or equivalent collateral, or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of the domestic securities loaned and 105% of the value of the foreign securities loaned.

Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Loans are subject to termination at the option of the Fund or the borrower. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Additionally, the Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on cash collateral to the borrower or placing broker, which is netted against securities lending income on the Statement of Operations. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important for the Fund with respect to the investment.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans, by the purchaser, to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy.

Precidian ETFs Trust MAXIS® Nikkei 225 Index Fund
Notes to Quarterly Schedule of Investments (continued)
June 30, 2015 (Unaudited)

A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

Futures Contracts

The Fund may enter into futures contracts to manage its portfolio, obtain exposure to securities or to manage currency risk. Risks involved in the use of futures include that the secondary market for a futures contract may not be liquid, preventing the Fund from closing out a position. Additionally, the index tracked by a futures contract may differ from and even have a negative correlation to the Fund’s Underlying Index, resulting in the returns from such a contract not matching the performance of the Underlying Index and the possible risk of loss. There also exists a risk of loss by the Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position.

Futures contracts generally provide for the sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. This is known as variation margin. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor or Sub-Advisor believes to be representative of the Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts), by their terms, call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits based on the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open on a monthly basis. The Fund expects to earn interest income on its margin deposits.

Precidian ETFs Trust MAXIS® Nikkei 225 Index Fund
Notes to Quarterly Schedule of Investments (continued)
June 30, 2015 (Unaudited)

3.  Derivative Contracts

As a non-principal investment strategy, the Fund may utilize futures, options and swaps to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fails to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes derivatives that are entered into over-the-counter (i.e., futures, options or swaps that are not traded on an exchange), the Fund may also have increased exposure to the risk of a counterparty’s default, and exposure to the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

During the period ended June 30, 2015, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The Fund used futures contracts to simulate full investment in the Underlying Index. To the extent liquid futures contracts are not available for the Underlying Index, the Advisor or Sub-Advisor may seek to utilize other instruments that it believes to be correlated to the Underlying Index components or a subset of the components. The Fund held futures contracts with an average monthly notional value of $654,505 and forward foreign currency contracts with an average monthly settlement value of $149,707, during the period ended June 30, 2015.

4.  Principal Risks

As with any investment, an investor could lose all or part of an investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s Prospectus under the heading “Additional Description of the Principal Risks of the Fund.”

Index Risk.  The Underlying Index and the Fund reconstitute and rebalance only when the Index Provider determines to reconstitute and rebalance the Underlying Index, which may cause the performance of the Underlying Index and the Fund to deviate from that of the market the Underlying Index seeks to track. This deviation results from changes to index component securities being reflected in the market more quickly than the Index Provider’s methodology can track.

Market Risk.  The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Risks Related to Investing in Japan.  The Fund invests in securities of companies that are principally located in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the U.S. and Asian and European economies), national security risk, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Nikkei 225 Sector Concentration Risk.  The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Precidian ETFs Trust MAXIS® Nikkei 225 Index Fund
Notes to Quarterly Schedule of Investments (continued)
June 30, 2015 (Unaudited)

Currency Risk.  Because the Fund’s NAV is determined on the basis of the U.S. Dollar, investors may lose money if the Japanese Yen depreciates against the U.S. Dollar, even if the local currency value of the Fund’s holdings in that market increases.

Derivatives Risk.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. As a non-principal investment strategy, the Fund may utilize futures, options, swaps and forward foreign currency contracts to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative, currency risk if fluctuations in exchange rates adversely affect the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fail to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes derivatives that are entered into over-the-counter (i.e. futures, options, swaps or forward foreign currency contracts that are not traded on an exchange), the Fund may also have exposure to the risk of a counterparty’s default, and exposure to the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President and Principal Executive Officer
August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President and Principal Executive Officer
August 26, 2015

By:	/s/ William C. Cox
William C. Cox
Treasurer and Principal Financial Officer
August 26, 2015